Equity Incentive Plans (Weighted Average Assumptions) (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 Year	Jun. 30, 2011 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.88%	54.99%	54.99%	59.07%	63.10%
Risk free interest rate	0.85%	1.85%	0.95%	1.50%	1.76%
Expected volatility	55.54%	57.64%	57.78%	62.07%	65.43%
Risk free interest rate	0.92%	2.12%	2.12%	2.43%	2.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option term (in years)	6.25	6.25	6.25	6.25	6.25
Weighted average grant date fair value of options granted	$ 8.15	$ 4.23	$ 4.56	$ 3.02	$ 2.59